LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Minimum Lease Payments

	Minimum lease payments
	December 31, 2025 $	December 31, 2024 $
Less than one year	27,715	24,849
Between one and five years	53,222	50,868
More than five years	13,658	6,618
	94,595	82,335
Less: future finance charges	(17,709)	(14,358)
Present value of lease obligations	76,886	67,977
Less: current portion	(21,199)	(19,761)
Non-current portion	55,687	48,216